Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit limit (in Yuan Renminbi)		$ 800,000	¥ 500,000
Assets impairment losses
Contract assets	698,006			320,348
Contract liabilities	2,705,511			2,470,135
Revenue recognized contract liability	$ 2,470,135
Percentage of value added tax	6.00%	6.00%	6.00%
Financial subsidies from local PRC government authorities	$ 733,657			$ 1,294,964	$ 1,363,757
Tax benefit	50.00%	50.00%	50.00%
Percentage of foreign currency	5.30%	5.30%	5.30%	1.40%	0.20%
Cash and cash equivalents on deposit	$ 25,059,596			$ 28,173,160	$ 29,116,431
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.60%	15.60%	15.60%	13.50%	16.70%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.80%	10.80%	10.80%	9.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	9.70%	9.70%	9.70%	9.60%	10.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	6.10%	6.10%	6.10%	8.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	$ 25,459,317			$ 28,173,160
China [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	11,866,758			16,292,481
Hong Kong [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	9,340,285			7,437,479
Singapore [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	$ 2,127,039			$ 3,389,970